UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                --------------------------------

Check here if Amendment [X];      Amendment Number:  1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Investment Counselors, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         March 22, 2004
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 89
                                        -------------------

Form 13F Information Table Value Total: $   250,156
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     com              88579y101      730     8580 SH       SOLE                     7780               800
AFLAC Inc.                     com              001055102     5237   144741 SH       SOLE                   136115              8626
Abbott Laboratories            com              002824100      582    12499 SH       SOLE                    12499
Amer Int'l Group               com              026874107     3724    56188 SH       SOLE                    53507              2681
American Express               com              025816109     3249    67374 SH       SOLE                    64099              3275
Amgen                          com              031162100     3166    51224 SH       SOLE                    49079              2145
Automatic Data Proc            com              053015103     5481   138368 SH       SOLE                   128981              9387
BJ Services                    com              055482103     2334    65020 SH       SOLE                    62610              2410
Bank One Corp                  com              06423A103      859    18838 SH       SOLE                    18838
Bankamerica Corp               com              060505104     4408    54806 SH       SOLE                    52856              1950
Baxter International           com              071813109     4431   145177 SH       SOLE                   139297              5880
Bellsouth Corp                 com              079860102      233     8224 SH       SOLE                     7709               515
BiSys Group Inc.               com              055472104     3023   203175 SH       SOLE                   193245              9930
Biomet Inc                     com              090613100     4381   120315 SH       SOLE                   113675              6640
Bristol-Myers Squibb           com              110122108     3114   108885 SH       SOLE                   103893              4992
Butler National Corp.          com              123720104       47   100000 SH       SOLE                   100000
CEF iShares Russell            com              464287655      213     1920 SH       SOLE                      850              1070
CVS Corp.                      com              126650100     4639   128426 SH       SOLE                   119526              8900
Chevron Texaco Corp            com              166764100      270     3127 SH       SOLE                     3127
Cinergy Corp                   com              172474108     4164   107288 SH       SOLE                   102198              5090
Cintas Corp.                   com              172908105     4649    92747 SH       SOLE                    88487              4260
Cisco Systems Inc              com              17275R102     5371   221125 SH       SOLE                   213155              7970
Citigroup                      com              172967101     3468    71436 SH       SOLE                    68059              3377
Coca-Cola                      com              191216100      426     8386 SH       SOLE                     8386
Compass Bancshares Inc         com              20449h109     1988    50570 SH       SOLE                    48230              2340
Conair Corp                    com              205889108        2    16380 SH       SOLE                    16380
Costco Wholesale Corp          com              22160K105     4466   120108 SH       SOLE                   112555              7553
Dell Inc.                      com              247025109     3084    90809 SH       SOLE                    86859              3950
Devon Energy                   com              251799102     2167    37843 SH       SOLE                    36233              1610
Disney (Walt) Holding Co.      com              254687106     2106    90286 SH       SOLE                    85664              4622
Dow Chemical                   com              260543103     4608   110851 SH       SOLE                   105961              4890
Emerson Electric               com              291011104     5551    85732 SH       SOLE                    80853              4879
Exxon-Mobil Corp               com              30231G102     5363   130800 SH       SOLE                   124696              6104
Fifth Third Bancorp            com              316773100      723    12236 SH       SOLE                    11761               475
Ford Motor Co                  com              345370100     4172   260766 SH       SOLE                   251982              8784
General Dynamics Corp.         com              369550108     3356    37125 SH       SOLE                    35415              1710
General Electric               com              369604103     7707   248759 SH       SOLE                   236985             11774
General Motors                 com              370442105      402     7534 SH       SOLE                     7534
Glaxosmithkline PLC            com              37733W105      539    11555 SH       SOLE                    11555
Halliburton Co                 com              406216101     1728    66455 SH       SOLE                    64135              2320
Harley Davidson                com              412822108     1685    35445 SH       SOLE                    34115              1330
Health Management Assoc., Inc. com              421933102     4331   180441 SH       SOLE                   170975              9466
Home Depot                     com              437076102     3254    91687 SH       SOLE                    88077              3610
Int'l Bus. Machines            com              459200101     4519    48760 SH       SOLE                    45445              3315
Intel Corp                     com              458140100     4586   142422 SH       SOLE                   132942              9480
J.P. Morgan Chase & Co.        com              46625H100      226     6150 SH       SOLE                     6150
Johnson & Johnson              com              478160104     4178    80873 SH       SOLE                    77793              3080
Kimberly-Clark                 com              494368103     2219    37556 SH       SOLE                    36170              1386
Lilly (ELI)                    com              532457108      481     6836 SH       SOLE                     6536               300
Manpower Inc.                  com              56418H100     4465    94840 SH       SOLE                    89960              4880
McCormick & Company            com              579780206     1859    61770 SH       SOLE                    57830              3940
Medtronic Inc                  com              585055106     4278    87997 SH       SOLE                    83797              4200
Mellon Financial Corp.         com              58551A108      963    30000 SH       SOLE                    30000
Merck & Co                     com              589331107     3085    66770 SH       SOLE                    63290              3480
Microsoft                      com              594918104     6168   223961 SH       SOLE                   215621              8340
Mid Cap SPDR Tr Unit Ser 1     com              595635103     1092    10358 SH       SOLE                     6858              3500
Motorola, Inc                  com              620076109     4542   322796 SH       SOLE                   308256             14540
Newell Rubbermaid              com              651229106     2314   101645 SH       SOLE                    97935              3710
Nisource Inc                   com              65473P105     4202   191515 SH       SOLE                   183085              8430
Oracle Corp                    com              68389X105      156    11799 SH       SOLE                     9600              2199
Outback Steakhouse             com              689899102     2361    53405 SH       SOLE                    50445              2960
Panera Bread Co. CL A          com              69840W108     1998    50555 SH       SOLE                    48105              2450
Peoplesoft Inc                 com              712713106     4470   196035 SH       SOLE                   187465              8570
Pfizer, Inc                    com              717081103     6634   187766 SH       SOLE                   180776              6990
Pitney Bowes Inc.              com              724479100     4572   112545 SH       SOLE                   106565              5980
Procter & Gamble               com              742718109      498     4987 SH       SOLE                     4987
Qualcomm Inc                   com              747525103     2604    48286 SH       SOLE                    45846              2440
Raymond James Financial        com              754730109     1572    41695 SH       SOLE                    40115              1580
Royal Dutch Petrol             com              780257804      384     7328 SH       SOLE                     7328
S & P Depository Receipts      com              78462F103     8872    79726 SH       SOLE                    73576              6150
SBC Communications, Inc        com              78387G103     3898   149532 SH       SOLE                   144292              5240
SLM Corporation                com              78442p106     4964   131730 SH       SOLE                   125820              5910
Stryker Corp                   com              863667101     2682    31550 SH       SOLE                    28980              2570
Sun Microsystems               com              866810104       73    16160 SH       SOLE                    16160
Sysco Corp                     com              871829107     5309   142606 SH       SOLE                   134650              7956
Texas Instruments              com              882508104     4440   151130 SH       SOLE                   144770              6360
Travelers Prop Casualty Corp-C com              89420G109     1850   110270 SH       SOLE                   104476              5794
U S Bancorp - Del              com              902973304     2016    67692 SH       SOLE                    64602              3090
Vanguard Extended Market Viper com              922908652      714    10100 SH       SOLE                    10100
Vanguard Total Stock Market Vi com              922908769     2696    25322 SH       SOLE                    21185              4137
Verizon Communications         com              077853109      284     8100 SH       SOLE                     8100
Vodafone Group PLC Adr         com              92857W100     1856    74128 SH       SOLE                    71688              2440
Vornado Realty Corp.           com              929042109     2178    39783 SH       SOLE                    37918              1865
Wal Mart Stores                com              931142103     2895    54575 SH       SOLE                    51232              3343
Williams Sonoma                com              969904101     2322    66795 SH       SOLE                    64165              2630
Wyeth                          com              026609107      320     7540 SH       SOLE                     7540
Yankee Candle Co., Inc.        com              984757104     2266    82895 SH       SOLE                    79405              3490
Alltel Corp.                   Preferred        020039822      214     4310 SH       SOLE                     4310
Baxter Pfd                     Preferred        071813406      450     8150 SH       SOLE                     8150